Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of revenue [line items]
Contract liabilities	$ 369	$ 269
Bottom of range [member]
Disclosure of revenue [line items]
Customers credit term	15 days
Top of range [member]
Disclosure of revenue [line items]
Customers credit term	90 days